Document and Entity Information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	fr
Entity Registrant Name	FIRST MAJESTIC SILVER CORP
Entity Central Index Key	0001308648
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY